Share-Based Compensation and Other Related Information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Options Outstanding

The following table summarizes the changes in stock options for the years ended December 31:

	Number of options (000’s)	Weighted average exercise price (C$/option)
At January 1, 2018	7,295	$26.02
Forfeited/expired	(2,398)	29.44
December 31, 2018 - outstanding	4,897	$24.35
December 31, 2018 - exercisable	4,310	$24.91
At January 1, 2017	10,675	$28.03
Issued in connection with the acquisition of Exeter (note 7)	192	4.32
Exercised (1)	(27)	20.27
Forfeited/expired	(3,545)	30.92
December 31, 2017 - outstanding	7,295	$26.02
December 31, 2017 - exercisable	5,252	$27.39

(1)  The weighted average share price at the date stock options were exercised was C$21.78.

Summary of Stock Options Outstanding on Exercise Prices

The following table summarizes information about the Company’s stock options outstanding at December 31, 2018:

		Options outstanding		Options exercisable
Exercise prices (C$/option)	Options outstanding (000’s)	Weighted average exercise price (C$/option)	Weighted average remaining contractual life (years)	Options outstanding and exercisable (000’s)	Weighted average exercise price (C$/option)	Weighted average remaining contractual life (years)
$4.17 - $ 4.50	192	$4.32	1.7	192	$4.32	1.7
$20.27	1,863	20.27	4.2	1,276	20.27	3.9
$27.15	1,770	27.15	3.2	1,770	27.15	3.2
$30.41	1,072	30.41	0.2	1,072	30.41	0.2
	4,897	$24.35	2.8	4,310	$24.91	2.6